STOCK-BASED COMPENSATION - Valuation Assumptions (Details) - Outstanding common stock options	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.01%	0.54%
Expected volatility	68.85%	67.65%
Expected dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	5 years 6 months 14 days	5 years 6 months 25 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 years 8 months 4 days	6 years 8 months 12 days